UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----------------
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/s/ Brian S. Kriftcher           New York, New York            November 14, 2002
----------------------           --------------------          -----------------
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      ---
Form 13F Information Table Entry Total:                                48
                                                                      ----
Form 13F Information Table Value Total:                              $386,106
                                                                    ----------
                                                                    (thousands)

-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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

                                                      FORM 13F INFORMATION TABLE
                                                      SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED SEPTEMBER 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer         Title of Class   CUSIP     Value (x  Shrs or prn   SH/   Put/  Investment  Other       Voting Authority
                                                  $1000)       amt        PRN   Call  Discretion  Managers


                                                                                                               Sole   Shared   None
                                                                                                               -----  -------  -----
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AETHER SYS INC         NOTE
                       6.000% 3/2      00808VAA3    18,949   29,608,000    PRN         SOLE                 29,608,000
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS
GROUP                  COM             008252108     1,338       30,000     SH         SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC   NOTE
                       5.000% 3/1      031652AH3     2,160    8,000,000    PRN         SOLE                  8,000,000
------------------------------------------------------------------------------------------------------------------------------------
AT & T CDA INC         DEPS RCPT CL B  00207Q202   113,196    3,529,681     SH         SOLE                  3,529,681
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC              NOTE 10/3       053499AA7       630    3,000,000    PRN         SOLE                  3,000,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION            COM             060505104     1,276       20,000     SH         SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
INC DEL                CL B            084670207     1,972          800     SH         SOLE                        800
------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP           COM             172474108     9,696      308,500     SH         SOLE                    308,500
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC          COM             172967101     1,334       45,000     SH         SOLE                     45,000
------------------------------------------------------------------------------------------------------------------------------------
COHEN & STEERS
ADV INC RLTY           COM             19247W102     2,936      193,200     SH         SOLE                    193,200
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE BANCSHARES
INC                    COM             200525103     1,562       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES
INC                    COM             20449H109     1,481       50,000     SH         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE HIGH
YIELD FD III           COM             219925104       457       71,100     SH         SOLE                     71,100
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE HIGH
YIELD FD INC           COM             219914108       129       18,800     SH         SOLE                     18,800
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR
INDS INC DEL           COM             222372104       943       20,000     SH         SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
ELAN FIN CORP
LTD                    NOTE 12/1       284129AC7     5,800   20,000,000    PRN         SOLE                 20,000,000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP
INC                    NOTE
                       6.000% 2/0      269246AB0     6,726   10,677,000    PRN         SOLE                 10,677,000
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ESSENTIAL
THERAPEUTICS INC       COM             29669A108        10       11,300     SH         SOLE                     11,300
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EVEREST RE GROUP
LTD                    COM             G3223R108     1,097       20,000     SH         SOLE                     20,000
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FLEETBOSTON FINL
CORP                   COM             339030108     1,626       80,000     SH         SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP               COM             313400301     2,236       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP       SDCV 3.250% 4/0 421924AF8     3,740    4,000,000    PRN         SOLE                  4,000,000
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP       SDCV 3.250% 4/0 421924AF8     1,402    1,500,000    PRN         SOLE                  1,500,000
------------------------------------------------------------------------------------------------------------------------------------
ING PRIME RATE TR      SH BEN INT      44977W106       149       25,400     SH         SOLE                     25,400
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS INC        COM             46126P106     2,846      299,900     SH         SOLE                    299,900
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP        COM             492386107     2,172       50,000     SH         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS
INC                    COM             524908100       981       20,000     SH         SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP              COM             55262L100     1,838      100,000     SH         SOLE                    100,000
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP       COM             58551A108     1,037       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO
INC                    COM             590188108     1,318       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC            COM             59156R108     1,252       55,000     SH         SOLE                     55,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP            NOTE 5.750% 7/1 604675AC2       840    1,500,000    PRN         SOLE                  1,500,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP            DBCV 2.500% 6/1 604675AB4     5,750   11,500,000    PRN         SOLE                 11,500,000
------------------------------------------------------------------------------------------------------------------------------------
NORTH FORK
BANCORPORATION NY      COM             659424105     1,135       30,000     SH         SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
ONCOLYTICS BIOTECH
INC                    COM             682310107       105       82,800     SH         SOLE                     82,800
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP              COM             69331C108     1,434      124,700     SH         SOLE                    124,700
------------------------------------------------------------------------------------------------------------------------------------
PAYPAL INC             COM             704508100    41,359    1,978,000     SH         SOLE                  1,978,000
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC          COM             69344M101     1,088       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
PREMIERE
TECHNOLOGIES INC       NOTE 5.750% 7/0 74058FAC6    28,917   34,425,000    PRN         SOLE                 34,425,000
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL
INC                    COM             744320102     1,713       60,000     SH         SOLE                     60,000
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE
HLDGS LTD              COM             G7496G103     1,511       40,000     SH         SOLE                     40,000
------------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR
CORP                   CL A            781904107        26       30,000     SH         SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC           NOTE 5.750%     817315AQ7       970    2,000,000    PRN         SOLE                  2,000,000
                       11/1
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY
CAS CORP NEW           CL A            89420G109     1,320      100,000     SH         SOLE                    100,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL
GROUP S A              DBCV 2/1        902118AW8    93,991  130,544,400    PRN         SOLE                130,544,400
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD
NEW                    NOTE 11/1       902124AC0     6,930   10,500,000    PRN         SOLE                 10,500,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP
S A                    DBCV 2/1        902118AW8     4,320    6,000,000    PRN         SOLE                  6,000,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
NEW                    COM             949746101     2,408       50,000     SH         SOLE                     50,000
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         REPORT
         SUMMARY:  48 DATA RECORDS                    386,106       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
